INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 9,129	$ 8,167
Purchase of intangible assets, classified as investing activities	8,792	8,958	$ 5,269
Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Deferred consideration			$ 500
Carrying amount | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 6,867	$ 6,616